Income Taxes - Schedule of reconciliation of deferred tax assets and liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Tax (expense)/benefit during the period recognized in profit or loss	$ (2,336,506)	$ (357,236)
VSee Lab, Inc
Opening balance		$ 1,852,826	$ 1,852,826	$ 1,158,463
Tax (expense)/benefit during the period recognized in profit or loss			$ (1,852,826)	694,363
Closing balance				$ 1,852,826